Components of Deferred Income Taxes Included in Consolidated Financial Statements (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 2,516,669	$ 2,273,435
Net operating loss carryover	2,426,903	2,615,552
Other real estate	275,530	357,873
Other	1,194,345	1,200,419
Deferred Tax Assets, Gross, Total	6,413,447	6,447,279
Deferred tax liabilities:
Securities accretion	(112,050)	(124,942)
Premises and equipment	(554,103)	(443,080)
Unrealized gain on available-for-sale securities	(560,791)	(932,473)
Core deposit intangible	(149,109)	(238,562)
Goodwill	(929,316)	(716,188)
Deferred Tax Liabilities, Gross	(2,305,369)	(2,455,245)
Net deferred tax asset, included in other assets	$ 4,108,078	$ 3,992,034